Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement
Schedule of share-based compensation expenses

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Continuing operations
- Cost of revenue	(5)	3,184	87
- Research and development expenses	(136)	2,934	34
- Selling and marketing expenses	991	1,860	(31)
- General and administrative expenses	12,346	6,302	922
	13,196	14,280	1,012
Discontinued operations	165	217	146
	13,361	14,497	1,158

Continuing operations
- Value of employee’s services (Note 8)	7,759	10,954	490
- Value of non-employee’s services	5,437	3,326	522
	13,196	14,280	1,012
Discontinued operations	165	217	146
	13,361	14,497	1,158

Schedule of movements in the number of share options

	Number of share options
	For the year ended
	December 31,
	2022	2023	2024
At the beginning of the year	12,725,995	10,137,344	8,141,810
Exercised	(621,930)	—	—
Forfeited	(1,966,721)	(1,995,534)	(1,311,700)
At the end of the year	10,137,344	8,141,810	6,830,110

Schedule of share options outstanding

				Number of share options
				As at December 31,
Grant Year	Expiry Year	Exercise price	Fair value of options	2023	2024
2017	2027	RMB1.33	RMB0.62	944,490	831,690
2017	2027	RMB2.00	RMB0.52	4,576,500	4,139,400
2018	2028	RMB52.00	RMB26.00	2,068,320	1,418,520
2019	2029	RMB52.00	RMB23.42	552,500	440,500
				8,141,810	6,830,110

Schedule of key assumptions of the share option

	2017	2018	2019
Discount rate	24.0%	17.0%	17.0%
Risk‑free interest rate	4.0%	4.0%	3.0%
Volatility	52.0%	51.0%	46.0%
Dividend yield	0.0%	0.0%	0.0%

Schedule of movements in the number of restricted share units

	Number of restricted share units
	For the year ended December 31,
	2022	2023	2024

At the beginning of the year	16,552,829	36,232,094	30,526,123
Granted	28,745,900	230,000	1,010,000
Vested	(3,538,551)	—	—
Forfeited	(5,528,084)	(5,935,971)	(8,406,986)
At the end of the year	36,232,094	30,526,123	23,129,137

Schedule of key assumptions of the restricted share units

	2022	2023	2024

Risk-free interest rate	2.0%~3.0%	2.0%~3.0%	1.0%~2.0%
Volatility	43.0%~49.0%	48.0%~49.0%	62.0%~64.0%
Dividend yield	0.0%	0.0%	0.0%

Restricted Share Units Scheme
Disclosure of terms and conditions of share-based payment arrangement
Schedule of share options outstanding

			Number of restricted share units
			As at December 31,
			2023	2024
		Fair value of restricted share units
Grant Year	Expiry Year	RMB
09/10/2019	09/10/2029	35.22	158,807	158,807
01/01/2020	01/01/2030	16.18	11,502	11,502
04/01/2020	04/01/2030	16.98	42,505	42,505
07/01/2020	07/01/2030	38.67	1,500	1,500
06/01/2021	06/01/2031	13.69	155,040	125,030
06/01/2021	06/01/2031	14.31	7,500	7,500
06/01/2021	06/01/2031	14.93	112,500	37,500
07/01/2021	07/01/2031	15.16	99,001	99,001
09/01/2021	09/01/2031	5.53	3,335,253	2,721,253
10/01/2021	10/01/2031	5.25	70,001	67,501
10/01/2021	10/01/2031	4.68	3,444,091	3,239,591
01/02/2022	01/02/2032	2.40	103,397	96,421
01/02/2022	01/02/2032	2.41	1,740,001	1,740,001
01/02/2022	01/02/2032	3.29	462,265	432,265
01/02/2022	01/02/2032	2.64	365,760	165,760
04/02/2022	04/02/2032	1.78	130,000	40,000
07/02/2022	07/02/2032	2.72	40,000	25,000
10/02/2022	10/02/2032	0.98	80,000	80,000
12/16/2022	12/16/2032	0.81	19,977,000	12,965,500
01/02/2023	01/02/2033	0.71	190,000	62,500
12/16/2024	12/16/2034	0.39	—	760,000
12/16/2024	12/16/2034	0.44	—	250,000
			30,526,123	23,129,137